Carrying Value of Equity Investment in Far South East (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Gold Fields interest in FSE on December 31, 2012 was 40.0%.
Opening balance		$ 28.2	[1]
Share of losses recognized	4.9	(51.7)		4.0		(22.7)
Closing balance		254.4	[1]	28.2	[1]
Far Southeast (FSE) Deposit
Gold Fields interest in FSE on December 31, 2012 was 40.0%.
Investment		230.0
Equity contribution		50.1
Share of losses recognized		(50.1)
Closing balance		$ 230.0

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011 Far South East Exploration 40.0 - * * Rusoro Mining Limited Gold mining 26.4 26.4 6.3 13.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * Timpetra Resources Limited Resource exploration 21.8 21.8 1.0 1.2